Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 08, 2012
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	3.52%
Annual Return 2004	2.48%
Annual Return 2005	1.83%
Annual Return 2006	4.36%
Annual Return 2007	3.09%
Annual Return 2008	(0.77%)
Annual Return 2009	9.50%
Annual Return 2010	3.24%
Annual Return 2011	10.49%
(Columbia Convertible Securities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(9.63%)
Annual Return 2003	25.95%
Annual Return 2004	10.85%
Annual Return 2005	3.22%
Annual Return 2006	9.73%
Annual Return 2007	6.39%
Annual Return 2008	(33.44%)
Annual Return 2009	33.17%
Annual Return 2010	19.05%
Annual Return 2011	(5.03%)
(Columbia International Value Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(17.80%)
Annual Return 2003	50.45%
Annual Return 2004	24.17%
Annual Return 2005	10.16%
Annual Return 2006	28.26%
Annual Return 2007	6.72%
Annual Return 2008	(35.62%)
Annual Return 2009	22.30%
Annual Return 2010	2.43%
Annual Return 2011	(10.90%)
(Columbia Large Cap Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(27.43%)
Annual Return 2003	27.27%
Annual Return 2004	8.34%
Annual Return 2005	6.22%
Annual Return 2006	15.71%
Annual Return 2007	10.27%
Annual Return 2008	(35.77%)
Annual Return 2009	24.38%
Annual Return 2010	13.99%
Annual Return 2011	(2.01%)
(Columbia Large Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(22.39%)
Annual Return 2003	28.28%
Annual Return 2004	10.73%
Annual Return 2005	4.82%
Annual Return 2006	15.65%
Annual Return 2007	5.37%
Annual Return 2008	(37.08%)
Annual Return 2009	26.41%
Annual Return 2010	14.88%
Annual Return 2011	1.98%
(Columbia LifeGoal Growth Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2002	(20.80%)
Annual Return 2003	34.03%
Annual Return 2004	14.27%
Annual Return 2005	9.50%
Annual Return 2006	16.53%
Annual Return 2007	10.25%
Annual Return 2008	(39.47%)
Annual Return 2009	34.87%
Annual Return 2010	19.03%
Annual Return 2011	(4.80%)
(Columbia LifeGoal Balanced Growth Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2002	(10.32%)
Annual Return 2003	24.10%
Annual Return 2004	10.17%
Annual Return 2005	5.73%
Annual Return 2006	12.22%
Annual Return 2007	7.94%
Annual Return 2008	(28.31%)
Annual Return 2009	30.44%
Annual Return 2010	15.32%
Annual Return 2011	(0.97%)
(Columbia LifeGoal Income and Growth Portfolio) | Class A Shares
Bar Chart Table:
Annual Return 2002	(3.68%)
Annual Return 2003	14.94%
Annual Return 2004	6.38%
Annual Return 2005	4.16%
Annual Return 2006	9.08%
Annual Return 2007	6.15%
Annual Return 2008	(18.58%)
Annual Return 2009	23.07%
Annual Return 2010	11.43%
Annual Return 2011	2.99%
(Columbia Marsico 21st Century Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(9.80%)
Annual Return 2003	48.56%
Annual Return 2004	21.94%
Annual Return 2005	7.98%
Annual Return 2006	18.53%
Annual Return 2007	19.88%
Annual Return 2008	(44.63%)
Annual Return 2009	27.41%
Annual Return 2010	16.95%
Annual Return 2011	(12.36%)
(Columbia Marsico Focused Equities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.73%)
Annual Return 2003	31.34%
Annual Return 2004	10.67%
Annual Return 2005	9.59%
Annual Return 2006	8.35%
Annual Return 2007	13.18%
Annual Return 2008	(39.77%)
Annual Return 2009	30.22%
Annual Return 2010	18.52%
Annual Return 2011	(2.65%)
(Columbia Marsico Growth Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.29%)
Annual Return 2003	28.65%
Annual Return 2004	15.39%
Annual Return 2005	5.85%
Annual Return 2006	6.86%
Annual Return 2007	13.98%
Annual Return 2008	(42.03%)
Annual Return 2009	29.08%
Annual Return 2010	19.44%
Annual Return 2011	(1.77%)
(Columbia Marsico International Opportunities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(7.77%)
Annual Return 2003	40.24%
Annual Return 2004	16.76%
Annual Return 2005	19.74%
Annual Return 2006	23.34%
Annual Return 2007	19.99%
Annual Return 2008	(50.78%)
Annual Return 2009	37.98%
Annual Return 2010	13.74%
Annual Return 2011	(15.93%)
(Columbia Mid Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(15.01%)
Annual Return 2003	35.17%
Annual Return 2004	16.38%
Annual Return 2005	12.45%
Annual Return 2006	10.25%
Annual Return 2007	7.95%
Annual Return 2008	(36.11%)
Annual Return 2009	37.06%
Annual Return 2010	26.44%
Annual Return 2011	(1.89%)
(Columbia Mid Cap Value Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(13.24%)
Annual Return 2003	36.53%
Annual Return 2004	20.64%
Annual Return 2005	15.02%
Annual Return 2006	16.74%
Annual Return 2007	7.38%
Annual Return 2008	(41.78%)
Annual Return 2009	32.25%
Annual Return 2010	22.93%
Annual Return 2011	(4.28%)
(Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(14.53%)
Annual Return 2003	34.34%
Annual Return 2004	17.98%
Annual Return 2005	14.08%
Annual Return 2006	25.33%
Annual Return 2007	14.47%
Annual Return 2008	(46.96%)
Annual Return 2009	31.55%
Annual Return 2010	8.99%
Annual Return 2011	(13.23%)
(Columbia Short Term Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	5.31%
Annual Return 2003	2.12%
Annual Return 2004	1.39%
Annual Return 2005	1.89%
Annual Return 2006	4.50%
Annual Return 2007	5.56%
Annual Return 2008	(0.34%)
Annual Return 2009	9.59%
Annual Return 2010	3.56%
Annual Return 2011	1.47%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	4.81%
Annual Return 2003	2.37%
Annual Return 2004	1.30%
Annual Return 2005	1.35%
Annual Return 2006	3.12%
Annual Return 2007	4.25%
Annual Return 2008	4.05%
Annual Return 2009	4.37%
Annual Return 2010	1.00%
Annual Return 2011	2.21%
(Columbia Small Cap Index Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(15.37%)
Annual Return 2003	37.94%
Annual Return 2004	22.08%
Annual Return 2005	7.14%
Annual Return 2006	14.62%
Annual Return 2007	(0.66%)
Annual Return 2008	(31.00%)
Annual Return 2009	25.19%
Annual Return 2010	25.71%
Annual Return 2011	0.58%
(Columbia Small Cap Value Fund II) | Class A Shares
Bar Chart Table:
Annual Return 2003	41.65%
Annual Return 2004	23.86%
Annual Return 2005	8.63%
Annual Return 2006	16.76%
Annual Return 2007	2.68%
Annual Return 2008	(33.78%)
Annual Return 2009	24.94%
Annual Return 2010	25.37%
Annual Return 2011	(2.70%)